EMPLOYEE BENEFIT PLANS - Unrecognized Net Actuarial (Gain) Loss (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial (gain) loss	$ 744	$ 620
Unrecognized prior service cost (credit)	(1)	(1)
Total	743	619
Post-retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial (gain) loss	17	135
Unrecognized prior service cost (credit)	(24)	(26)
Total	$ (7)	$ 109